Income taxes - Expiry years of net operating loss and credit carryforwards (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Income taxes - Text Details (Detail) [Line Items]
Net operating loss carryforwards	€ 5,141	€ 5,990
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	2,826	3,077
Later than five years [member]
Income taxes - Text Details (Detail) [Line Items]
Net operating loss carryforwards	1,173	2,312
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	12	36
Later than four years and not later than five years [member]
Income taxes - Text Details (Detail) [Line Items]
Net operating loss carryforwards	519	18
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	3	6
Later than one year and not later than two years [member]
Income taxes - Text Details (Detail) [Line Items]
Net operating loss carryforwards	6	3
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	3	1
Later than three years and not later than four years [member]
Income taxes - Text Details (Detail) [Line Items]
Net operating loss carryforwards	14	1,911
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	7	1,906
Later than two years and not later than three years [member]
Income taxes - Text Details (Detail) [Line Items]
Net operating loss carryforwards	1,680	16
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	1,679	4
Not later than one year [member]
Income taxes - Text Details (Detail) [Line Items]
Net operating loss carryforwards	3	2
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	0	1
Unlimited [Member]
Income taxes - Text Details (Detail) [Line Items]
Net operating loss carryforwards	1,746	€ 1,728
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	€ 1,123